Related Party Disclosures	12 Months Ended
Dec. 31, 2022
Related Party Disclosures [Abstract]
Related Party Disclosures
30.	RELATED PARTY DISCLOSURES

(i)	Transactions
Save as disclosed elsewhere in the consolidated financial statements, the Group also entered into the following transactions with its related party:

			Year s ended December 31,
Related parties	Relationship	Nature of transactions	2020	2021	2022
			US$	US$	US$
Dr. Redkar	Executive director of the Company	Loan interest income	2	—	—

(ii)	Balances
As of January 1, 2020, the balance of loan to a director is US$131. The amount is due from Dr. Redkar and secured by 40,849,813 ordinary shares of the Company held by Dr. Redkar, carrying interest at 2.07% per annum and repayable on demand. During the year ended December 31, 2020, the loan was fully repaid.
The maximum amount outstanding during the year ended December 31, 2020 were US$133.

(iii)	Compensation of key management personnel
The remuneration of directors of the Company and other members of key management were as follows:

	Year s ended December 31,
	2020	2021	2022
	US$	US$	US$
Short term benefits	1,685	2,214	2,473
Retirement benefit scheme contributions	9	12	12
Share-based payment	3,681	6,131	1,820

	5,375	8,357	4,305

The remuneration of key management personnel is determined by the directors of the Company having regard to the performance of individuals and market trends.